United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  6/30/08

Date of Reporting Period:  Quarter ended 3/31/08

Item 1.                      Schedule of Investments

Federated Inflation-Protected Securities Core Fund

Portfolio of Investments

March 31, 2008 (unaudited)

Principal Amount or Shares	Value

		U.S. TREASURY--97.3%
		Treasury Securities--97.3%
$104,652		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2027	$114,169
1,816,563		U.S. Treasury Inflation-Protected Bond, 3.875%, 4/15/2029	2,454,631
318,984		U.S. Treasury Inflation-Protected Note, 2.375%, 4/15/2011	342,758
783,772		U.S. Treasury Inflation-Protected Note, 2.500%, 7/15/2016	882,112
219,520		U.S. Treasury Inflation-Protected Note, 4.250%, 1/15/2010	231,594
109,384		U.S. Treasury Inflation-Protected Note, 3.875%, 1/15/2009	113,383
475,424		U.S. Treasury Inflation-Protected Note, 3.375%, 1/15/2012	535,149
1,039,393		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2014	1,125,143
622,048		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2016	673,950
604,440		U.S. Treasury Inflation-Protected Note, 1.625%, 1/15/2018	634,095
381,478		U.S. Treasury Inflation-Protected Note, 3.000%, 7/15/2012	427,556
729,672		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2013	786,792
640,562		U.S. Treasury Inflation-Protected Note, 0.875%, 4/15/2010	655,475
363,482		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2015	392,049
101,829		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	115,990
		TOTAL U.S. TREASURY (IDENTIFIED COST $9,146,710)	9,484,846
		MUTUAL FUND--2.6%
252,632	[1,2]	Government Obligations Fund, Institutional Shares, 2.54% (AT NET ASSET VALUE)	252,632
		TOTAL INVESTMENTS – 99.9% (IDENTIFIED COST $9,399,342)[3]	9,737,478
		OTHER ASSETS AND LIABILITIES – NET – 0.1%[4]	5,565
		TOTAL NET ASSETS –100%	$9,743,043

1	Affiliated company.
2	7-Day net yield.
3
At March 31, 2008, the cost of investments for federal tax purposes was $9,399,342. The net unrealized appreciation of investments for federal tax purposes was $338,136.  This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $338,136.

4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$252,632
Level 2 – Other Significant Observable Inputs	9,484,846
Level 3 – Significant Unobservable Inputs	0
Total	$9,737,478

Federated Mortgage Core Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

Principal Amount or Shares	Value

		ADJUSTABLE RATE MORTGAGES--6.9%
		Federal Home Loan Mortgage Corporation---2.1%
$7,991,603		ARM, 5.752%, 1/1/2037	$8,183,863
18,517,316		ARM, 5.789%, 5/1/2037	18,994,152
13,231,032		ARM, 5.888%, 2/1/2037	13,557,281
		TOTAL	40,735,296
		Federal National Mortgage Association--4.8%
1,610,028		ARM, 5.262%, 1/1/2037	1,640,400
12,714,239		ARM, 5.554%, 2/1/2047	13,039,759
9,347,095		ARM, 5.560%, 8/1/2036	9,570,124
5,295,156		ARM, 5.603%, 2/1/2037	5,432,670
15,444,547		ARM, 5.626%, 4/1/2036	15,831,708
14,303,711		ARM, 5.711%, 2/1/2037	14,695,931
10,441,237		ARM, 5.739%, 3/1/2036	10,735,604
8,938,279		ARM, 5.914%, 10/1/2036	9,195,923
11,102,100		ARM, 5.982%, 7/1/2036	11,444,865
		TOTAL	91,586,984
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $129,801,071)	132,322,280
		COLLATERALIZED MORTGAGE OBLIGATIONS—19.9%
		Federal Home Loan Mortgage Corporation--5.9%
21,070,481		REMIC 3144 FB, 3.168%, 4/15/2036	20,511,753
16,906,648		REMIC 3160 FD, 3.148%, 5/15/2036	16,490,528
11,932,680		REMIC 3175 FE, 3.128%, 6/15/2036	11,628,170
29,990,791		REMIC 3179 FP, 3.198%, 7/15/2036	29,429,075
4,990,607		REMIC 3206 FE, 3.218%, 8/15/2036	4,885,273
18,348,299		REMIC 3260 PF, 3.118%, 1/15/2037	17,666,502
12,676,855		REMIC 3296 YF, 3.218%, 3/15/2037	12,137,920
		TOTAL	112,749,221
		Federal National Mortgage Association--4.8%
3,183,861		REMIC 2005-63 FC, 2.849%, 10/25/2031	3,090,637
16,116,220		REMIC 2006-104 FY, 2.939%, 11/25/2036	15,759,644
20,967,781		REMIC 2006-115 EF, 2.959%, 12/25/2036	20,402,235
4,444,319		REMIC 2006-43 FL, 2.999%, 6/25/2036	4,330,583
11,487,426		REMIC 2006-58 FP, 2.899%, 7/25/2036	11,233,124
19,910,957		REMIC 2006-81 FB, 2.949%, 9/25/2036	19,489,556
17,434,006		REMIC 2006-85 PF, 2.979%, 9/25/2036	17,102,730
		TOTAL	91,408,509
		Non-Agency Mortgage—9.2%
14,451,991		Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037	14,353,517
14,673,841		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	13,986,063
15,361,639		Citicorp Mortgage Securities, Inc. 2007-4, Class 2A1, 5.500%, 5/25/2022	15,166,825
7,441,519		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	7,286,885
15,591,822		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	14,133,757
14,663,432		Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 10/25/2037	14,684,448
14,695,403		Countrywide Home Loans 2007-18, Class 2A1, 6.500%, 11/25/2037	14,745,953
9,556,680		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	9,507,159
14,381,943		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	14,431,415
14,167,928		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 8/25/2037	14,216,664
16,505,313		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	16,392,847
7,100,860		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.242%, 8/25/2035	6,882,247
14,871,098		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	14,562,078
6,659,234		Wells Fargo Mortgage Backed Securities Trust 2003-18, Class A2, 5.250%, 12/25/2033	6,409,011
		TOTAL	176,758,869
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $386,869,786)	380,916,599
		GOVERNMENT AGENCY--1.1%
		Federal Home Loan Mortgage Corporation--1.1%
21,014,411		6.000%, 12/1/2037 (IDENTIFIED COST $21,323,060)	21,404,789
		MORTGAGE-BACKED SECURITIES--78.6%
		Federal Home Loan Mortgage Corporation--47.5%
50,097,601		4.500%, 6/1/2019 - 9/1/2021	50,000,878
198,849,900		5.000%, 7/1/2019 - 6/1/2036	198,134,833
268,291,353	[1]	5.500%, 3/1/2021 - 4/1/2038	271,801,686
294,646,398	[1]	6.000%, 5/1/2014 - 4/1/2038	302,205,256
76,845,294	[1]	6.500%, 7/1/2014 - 5/1/2038	79,613,618
6,140,935		7.000%, 12/1/2011 - 9/1/2037	6,458,690
899,473		7.500%, 12/1/2022 - 7/1/2031	969,579
759,585		8.000%, 11/1/2009 - 3/1/2031	835,809
19,375		8.500%, 9/1/2025	21,390
41,808		9.000%, 5/1/2017	46,176
1,826		9.500%, 4/1/2021	2,075
		TOTAL	910,089,990
		Federal National Mortgage Association--30.0%
9,658,580		4.500%, 12/1/2019	9,675,981
66,724,140		5.000%, 7/1/2034 - 2/1/2036	66,205,424
256,232,678		5.500%, 2/1/2009 - 9/1/2036	259,302,004
173,538,246	[1]	6.000%, 12/1/2013 - 4/1/2038	177,986,635
29,865,014		6.500%, 2/1/2009 - 12/1/2036	31,043,540
26,167,596		7.000%, 7/1/2010 - 6/1/2037	27,560,163
1,223,867		7.500%, 6/1/2011 - 6/1/2033	1,301,856
428,039		8.000%, 7/1/2023 - 3/1/2031	469,543
19,404		9.000%, 11/1/2021 - 6/1/2025	21,648
		TOTAL	573,566,794
		Government National Mortgage Association--1.1%
14,819,360		6.000%, 10/15/2028 - 6/15/2037	15,320,228
1,900,965		6.500%, 10/15/2028 - 2/15/2032	2,013,369
1,640,431		7.000%, 11/15/2027 - 2/15/2032	1,735,954
679,059		7.500%, 4/15/2029 - 1/15/2031	721,865
974,328		8.000%, 2/15/2010 - 11/15/2030	1,072,396
133,283		8.500%, 3/15/2022 - 11/15/2030	148,356
2,142		9.500%, 10/15/2020	2,466
253,738		12.000%, 4/15/2015 - 6/15/2015	297,080
		TOTAL	21,311,714
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,455,909,527)	1,504,968,498
		MUTUAL FUND--6.2%
118,383,780	[2,3]	Government Obligations Fund, Institutional Shares, 2.54% (AT NET ASSET VALUE)	118,383,780
		REPURCHASE AGREEMENT--0.7%
$12,298,000	[4]	Interest in $44,393,000 joint repurchase agreement 2.67%, dated 3/4/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $44,501,652 on 4/14/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/15/2036 and the market value of those underlying securities was $45,791,319 (segregated pending settlement of dollar-roll transactions). (AT COST)	12,298,000
		TOTAL INVESTMENTS—113.4% (IDENTIFIED COST $2,124,585,224)[5]	2,170,293,946
		OTHER ASSETS AND LIABILITIES---NET---(13.4)%[6]	(255,711,684)
		TOTAL NET ASSETS---100%	$1,914,582,262

1	All or a portion of these securities may be subject to dollar-roll transactions.
2	Affiliated company.
3	7-Day net yield.
4	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
5
At March 31, 2008, the cost of investments for federal tax purposes was $2,124,585,224. The net unrealized appreciation of investments for federal tax purposes was $45,708,722. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $52,671,628 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,962,906.

6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$118,383,780
Level 2 – Other Significant Observable Inputs	2,051,910,166
Level 3 – Significant Unobservable Inputs	0
Total	$2,170,293,946

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

High Yield Bond Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

Principal Amount or Shares			Value
		CORPORATE BONDS—96.9%
		Aerospace / Defense--3.3%
$3,400,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$3,323,500
2,825,000		DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016	2,775,562
2,250,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series WI, 9.75%, 4/1/2017	2,250,000
2,475,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Unsecd. Note, Series WI, 8.875%, 4/1/2015	2,543,062
1,625,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	1,592,500
4,575,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013	4,494,938
2,275,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	2,189,688
2,225,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	2,186,063
3,700,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	3,718,500
2,800,000	[1,2]	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	2,296,000
2,250,000	[1,2]	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	1,687,500
		TOTAL	29,057,313
		Automotive--3.7%
2,325,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	1,772,812
3,950,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	2,626,750
3,675,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 7.992%, 1/13/2012	2,720,761
5,175,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	4,257,447
2,200,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	1,964,943
5,200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	4,078,786
10,450,000		General Motors Corp., Deb., 7.40%, 9/1/2025	7,053,750
3,150,000		General Motors Corp., Note, 8.375%, 7/15/2033	2,236,500
1,700,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	1,678,750
4,425,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	4,076,531
		TOTAL	32,467,030
		Building Materials--0.5%
1,500,000		Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	1,320,000
925,000		Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	453,250
1,625,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	1,210,625
2,000,000		Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	1,560,000
		TOTAL	4,543,875
		Chemicals--3.8%
2,475,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	2,215,125
3,950,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	4,147,500
3,675,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	3,959,812
2,450,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	2,517,375
2,025,000		Koppers Holdings, Inc., Sr. Disc. Note, 0/9.875%, 11/15/2014	1,766,813
1,969,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	2,077,295
725,000	[1,2]	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2014	779,375
3,250,000	[1,2]	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	3,510,000
1,400,000		Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	1,267,000
950,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	966,625
3,050,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	3,149,125
2,775,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	2,039,625
3,275,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	3,246,344
925,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	919,737
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,102,049
		TOTAL	33,663,800
		Construction Machinery--0.5%
5,600,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	4,704,000
		Consumer Products--4.4%
3,525,000		AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	2,872,875
891,440		AAC Group Holding Corp., Sr. PIK Deb., Series WI, 12.75%, 10/1/2012	704,238
2,406,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	2,159,385
2,675,000		American Greetings Corp., Sr. Note, 7.375%, 6/1/2016	2,668,312
2,475,000		Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	2,425,500
5,250,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	4,620,000
3,850,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	3,619,000
6,100,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	5,962,750
4,125,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	3,465,000
3,375,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	2,041,875
8,625,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	8,107,500
		TOTAL	38,646,435
		Energy--5.1%
3,800,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	3,638,500
1,300,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	1,267,500
8,075,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	8,034,625
1,325,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,371,375
1,650,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	1,683,000
2,550,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,601,000
2,100,000		Cimarex Energy Co., Sr. Note, 7.125%, 5/1/2017	2,094,750
2,175,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	2,098,875
2,900,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	2,965,250
4,575,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	4,311,937
700,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	642,250
4,100,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	3,679,750
2,800,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	2,667,910
1,200,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,158,000
2,500,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	2,506,250
1,625,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	1,600,625
1,150,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	1,173,000
1,950,000	[1,2]	Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	2,028,000
		TOTAL	45,522,597
		Entertainment--1.5%
1,750,000		AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014	1,491,875
4,750,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	4,298,750
2,475,000	[1,2]	Hard Rock Park Operations LLC, Sr. Secd. Note, 9.894%, 4/1/2012	2,208,937
1,500,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	1,545,000
3,925,000		Universal City Florida Holding Co., Floating Rate Note, 7.989%, 5/1/2010	3,826,875
		TOTAL	13,371,437
		Environmental--1.2%
3,875,000		Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016	3,884,688
1,775,000		Allied Waste North America, Inc., Sr. Note, 7.25%, 3/15/2015	1,781,656
3,850,000		Allied Waste North America, Inc., Sr. Secd. Note, 6.875%, 6/1/2017	3,792,250
1,500,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	1,560,000
		TOTAL	11,018,594
		Financial Institutions--2.6%
4,200,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	3,832,500
11,650,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	8,930,692
4,425,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	3,178,119
5,625,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	4,851,563
2,475,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	2,208,938
		TOTAL	23,001,812
		Food & Beverage--6.1%
5,150,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	4,660,750
5,125,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	5,163,437
2,250,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 6.739%, 2/1/2015	1,996,875
4,125,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	4,011,563
1,300,000		Constellation Brands, Inc., 8.375%, 12/15/2014	1,345,500
2,050,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	1,998,750
775,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	757,563
5,400,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	4,752,000
3,650,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	3,513,125
2,775,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	1,637,250
4,125,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	4,042,500
2,575,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	1,429,125
5,000,000		Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	4,425,000
2,625,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	2,336,250
3,525,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	3,013,875
5,975,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	4,899,500
4,500,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	4,410,000
		TOTAL	54,393,063
		Gaming--5.6%
3,650,000	[1,2]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%, 6/15/2015	2,591,500
2,475,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	2,444,062
3,450,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	3,299,063
3,300,000		Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	618,750
4,250,000	[1,2]	Indianapolis Downs LLC/Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	3,718,750
525,000	[1,2]	Indianapolis Downs LLC/Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	501,375
3,475,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	2,623,625
10,200,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	8,772,000
1,250,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	1,131,250
4,000,000		MGM Mirage, Sr. Note, 8.50%, 9/15/2010	4,150,000
3,025,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	2,934,250
800,000		MTR Gaming Group, Inc., Sr. Sub. Note, Series B, 9.00%, 6/1/2012	700,000
3,050,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	2,783,125
3,250,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	3,046,875
3,975,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	3,537,750
525,000		Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016	425,250
2,275,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	2,218,125
4,275,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	4,136,063
		TOTAL	49,631,813
		Health Care--9.1%
2,700,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	2,882,250
3,300,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	2,656,500
2,425,000	[1,2]	Bausch & Lomb, Inc., Sr. Note, 9.875%, 11/1/2015	2,473,500
3,550,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	3,408,000
600,000	[1,2]	Biomet, Inc., Sr. Note, 10.375%, 10/15/2017	625,500
4,475,000	[1,2]	Biomet, Inc., Sr. Sub. Note, 11.625%, 10/15/2017	4,497,375
3,500,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	3,307,500
1,975,000		Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015	1,969,186
4,100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	3,187,750
8,725,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	9,074,000
8,375,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	8,710,000
4,425,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	4,557,750
3,750,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	3,281,250
2,775,000		Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	2,775,000
4,400,000		United Surgical Partners International, Inc., 9.25%, 5/1/2017	4,092,000
1,775,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 8.287%, 6/1/2015	1,588,625
525,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	527,625
4,650,000		VWR Funding, Inc., Unsecd. Note, Series WI, 10.25%, 7/15/2015	4,347,750
1,275,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	981,750
3,425,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	3,313,688
1,525,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,479,250
4,850,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	4,801,500
2,275,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	2,269,312
4,850,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	3,952,750
		TOTAL	80,759,811
		Industrial - Other--6.7%
4,700,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	4,300,500
2,075,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	1,992,000
4,200,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	3,806,250
4,025,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	4,004,875
2,925,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	2,837,250
700,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	640,500
750,000	[1,2]	ESCO Corp., Floating Rate Note - Sr. Note, 6.675%, 12/15/2013	648,750
1,950,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	1,901,250
4,700,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	3,760,000
1,850,000		General Cable Corp., Floating Rate Note - Sr. Note, 7.104%, 4/1/2015	1,604,875
2,850,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	2,736,000
2,025,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	2,065,500
3,800,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	3,648,000
4,975,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	4,676,500
775,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	672,313
3,300,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	3,407,250
2,900,000	[1,2]	SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	2,990,625
3,514,023		Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012	3,742,434
2,225,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	2,124,875
2,425,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	2,218,875
1,675,000		Stanadyne Holdings, Inc., Sr. Disc. Note, 0/12.00%, 2/15/2015	1,130,625
2,175,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	2,104,312
2,300,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	2,277,000
		TOTAL	59,290,559
		Lodging--0.9%
1,000,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	957,500
1,150,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,081,000
3,125,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	3,078,125
2,650,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	2,432,832
		TOTAL	7,549,457
		Media - Cable--1.2%
5,650,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	5,169,750
3,350,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	3,303,937
1,950,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	1,716,000
		TOTAL	10,189,687
		Media - Non-Cable--9.0%
3,446,823		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	3,153,843
900,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	835,875
1,450,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	1,359,375
3,735,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	3,805,031
4,725,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	4,311,562
5,200,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	3,393,000
11,350,000		Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016	11,562,812
4,675,000		Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015	3,997,125
3,475,000		Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015	3,518,438
1,825,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	1,615,125
1,475,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	1,305,375
2,100,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	2,005,500
1,350,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	1,194,750
3,150,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	3,260,250
1,375,000	[1,2]	Quebecor Media, Inc., Sr. Note, 7.75%, 3/15/2016	1,261,563
2,700,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	2,477,250
2,600,000		R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	1,599,000
5,700,000	[1,2]	R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	3,591,000
2,700,000		R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	1,721,250
5,264,000		R.H. Donnelly Corp, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	4,592,840
3,933,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	4,188,645
5,875,000	[1,2]	Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017	3,950,938
5,550,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	4,814,625
3,525,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	2,150,250
4,775,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	3,605,125
		TOTAL	79,270,547
		Metals & Mining--1.1%
1,825,000		Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014	1,341,375
2,325,000		Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	1,488,000
5,200,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	5,531,500
2,025,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	1,802,250
		TOTAL	10,163,125
		Packaging--2.2%
3,925,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	3,905,375
1,075,000		Ball Corp., Sr. Note, 6.875%, 12/15/2012	1,099,187
4,650,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	4,080,375
5,625,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	5,807,813
1,475,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	1,534,000
2,600,000		Owens-Brockway Glass Container, Inc., Sr. Note, 6.75%, 12/1/2014	2,600,000
600,000	[1,2]	Rock-Tenn Co., 9.25%, 3/15/2016	624,000
520,679	[1,3]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	24,160
		TOTAL	19,674,910
		Paper--1.2%
5,775,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	5,572,875
875,000	[1,2]	NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	892,500
3,800,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	3,828,500
		TOTAL	10,293,875
		Restaurants--0.6%
2,575,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	2,356,125
3,100,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 5.30%, 3/15/2014	2,472,250
		TOTAL	4,828,375
		Retailers--3.3%
2,925,000		AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014	2,610,562
925,000		AutoNation, Inc., Floating Rate Note - Sr. Note, 6.257%, 4/15/2013	763,125
4,075,000		Claire's Stores, Inc., Company Guarantee, 10.50%, 6/1/2017	1,813,375
4,275,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	4,285,688
3,606,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	3,191,310
4,775,000		General Nutrition Center, Company Guarantee, 7.199%, 3/15/2014	4,011,000
3,575,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	3,244,313
3,300,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	2,970,000
5,350,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	4,280,000
2,750,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	2,392,500
		TOTAL	29,561,873
		Services--1.1%
3,325,000	[1,2]	Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	2,851,187
6,475,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	5,503,750
1,750,000		West Corp., Sr. Note, 9.50%, 10/15/2014	1,575,000
		TOTAL	9,929,937
		Technology--5.3%
3,750,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	3,168,750
4,100,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	3,843,750
1,550,000		Deluxe Corp., 5.125%, 10/1/2014	1,272,937
2,000,000		Deluxe Corp., Sr. Unsecd. Note, 7.375%, 6/1/2015	1,875,000
5,325,000	[1,2]	First Data Corp., Company Guarantee, 9.875%, 9/24/2015	4,386,469
4,475,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	3,524,062
3,200,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	2,496,000
3,525,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	3,265,031
3,600,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	3,591,000
5,200,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	4,979,000
1,268,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 10.229%, 4/1/2012	1,248,980
3,700,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	3,755,500
6,850,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	6,918,500
2,625,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	2,618,438
		TOTAL	46,943,417
		Textile--0.4%
3,250,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	3,380,000
		Tobacco--0.5%
3,825,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	4,062,533
		Transportation--1.7%
1,025,000	[3,4]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
4,775,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	4,643,687
1,900,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	1,809,750
5,150,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	4,847,438
1,425,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	1,360,875
2,225,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	2,205,531
1,050,000	[3,4]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	0
		TOTAL	14,867,281
		Utility - Electric—4.9%
950,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	949,029
5,850,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	5,499,000
5,475,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	5,666,625
2,900,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	2,900,000
800,000	[1,2]	Energy Future Holdings Corp., Company Guarantee, 10.875%, 11/1/2017	812,000
916,976	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	909,414
4,050,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	4,252,500
4,075,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	4,034,250
1,225,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	1,194,375
4,750,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	4,666,875
525,000		Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015	517,525
3,325,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	3,224,153
850,000	[1,2]	TECO Finance, Inc., Unsub., 6.75%, 5/1/2015	881,878
6,050,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Company Guarantee, 10.25%, 11/1/2015	6,057,562
2,175,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Note, 10.25%, 11/1/2015	2,177,719
		TOTAL	43,742,905
		Utility - Natural Gas--4.6%
2,200,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	2,167,000
2,175,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	2,153,250
1,300,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	1,341,549
1,775,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	1,863,225
4,175,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	3,809,687
4,675,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	4,581,500
725,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	722,072
2,250,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	2,383,285
3,582,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	3,671,550
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	2,870,875
4,050,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	4,620,811
1,100,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	1,193,126
2,275,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	2,599,187
4,125,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	4,424,063
1,925,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	2,095,844
		TOTAL	40,497,024
		Wireless Communications--2.5%
2,750,000	[1,2]	Alltel Corp., Sr. Unsecd. Note, 10.375%, 12/1/2017	2,378,750
1,400,000		Centennial Cellular Corp., Floating Rate Note - Sr. Note, 10.479%, 1/1/2013	1,225,000
1,450,000		Centennial Cellular Corp., Sr. Unsecd. Note, 8.125%, 2/1/2014	1,377,500
1,275,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	1,192,125
1,475,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	1,235,313
1,790,299	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	1,481,472
1,475,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	1,471,313
4,300,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	3,977,500
3,200,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	3,177,299
2,250,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	2,340,000
2,725,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	2,527,086
		TOTAL	22,383,358
		Wireline Communications--2.3%
2,750,000		Citizens Communications Co., 9.00%, 8/15/2031	2,420,000
3,950,000	[1,2]	FairPoint Communications, Inc., Sr. Note, 13.125%, 4/1/2018	3,811,750
9,950,000		Qwest Corp., Note, 8.875%, 3/15/2012	10,198,750
2,025,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	2,053,075
1,750,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	1,728,125
		TOTAL	20,211,700
		TOTAL CORPORATE BONDS (IDENTIFIED COST $917,698,855)	857,622,143
		COMMON STOCKS & WARRANTS--0.0%
		Consumer Products--0.0%
1,003	[1,3]	Sleepmaster LLC	10
		Industrial - Other--0.0%
91,630	[1,3]	Neenah Enterprises, Inc., Warrants	106,291
		Media - Cable--0.0%
29,925		Virgin Media, Inc.	421,045
		Media - Non-Cable--0.0%
1,800	[3]	XM Satellite Radio, Inc., Warrants	1,818
19,800	[3]	Ziff Davis Media, Inc., Warrants	0
		TOTAL	1,818
		Metals & Mining--0.0%
57,533	[1,3]	Royal Oak Mines, Inc.	892
		Other--0.0%
171	[1,3]	CVC Claims Litigation LLC	0
		Packaging--0.0%
5	[1,3]	Pliant Corp.	0
57,000	[1,3]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $4,152,748)	530,056
		PREFERRED STOCK--0.0%
		Media - Non-Cable--0.0%
108	[3]	Ziff Davis Media, Inc., PIK Pfd., Series E-1 (IDENTIFIED COST $0)	0
		MUTUAL FUND--0.9%
8,189,307	[5,6]	Prime Value Obligations Fund, Institutional Shares, 3.25% (AT NET ASSET VALUE)	8,189,307
		TOTAL INVESTMENTS—97.8% (IDENTIFIED COST $930,040,910)[7]	866,341,506
		OTHER ASSETS AND LIABILITIES – NET—2.2%[8]	19,067,142
		TOTAL NET ASSETS—100%	$885,408,648

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2008, these restricted securities amounted to $146,494,138, which represented 16.5% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2008, these liquid restricted securities amounted to $146,362,785, which represented 16.5% of total net assets.

	Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at March 31, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost
	CVC Claims Litigation LLC	3/26/1997 – 5/20/1998	$1,676,091
	Neenah Enterprises, Inc. Warrants	9/24/2003	$0
	Pliant Corp.	7/18/2006	$0
	Royal Oak Mines, Inc.	2/24/1999	$6,392
	Russell Stanley Holdings, Inc.	11/9/2001	$0
	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999 – 5/15/2005	$2,684,423
	Sleepmaster LLC	12/23/2004	$0
3	Non-income producing security.
4	Principal amount and interest were not paid upon final maturity.
5	Affiliated company.
6	7-Day net yield.
7
At March 31, 2008, the cost of investments for federal tax purposes was $930,440,088. The net unrealized depreciation of investments for federal tax purposes was $64,098,582. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,272,413 and net unrealized depreciation from investments for those securities having an excess of cost over value of $73,370,995.

8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$8,612,170
Level 2 – Other Significant Observable Inputs	857,597,984
Level 3 – Significant Unobservable Inputs	131,352
Total	$866,341,506

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of January 1, 2008	$2,749,880
Accrued premiums	14,753
Realized loss	(227,916)
Change in unrealized appreciation	964,911
Net sales	(3,370,276)
Balance as of March 31, 2008	$131,352

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher, Principal Executive Officer
Date	May 28, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	May 28, 2008